Eaton Vance
New York Municipal Opportunities Fund
June 30, 2022
Portfolio of Investments (Unaudited)

Tax-Exempt Municipal Obligations — 98.6%
Security	Principal Amount (000's omitted)	Value
Cogeneration — 0.2%
Suffolk County Industrial Development Agency, NY, (Nissequogue Cogeneration Partners Facility), (AMT), 5.50%, 1/1/23	$120	$ 120,106
		$ 120,106
Education — 12.8%
Albany Capital Resource Corp., NY, (Empire Commons Student Housing, Inc.), 5.00%, 5/1/26	$300	$ 316,281
Buffalo and Erie County Industrial Land Development Corp., NY, (Global Concepts Charter School), 5.00%, 10/1/37	405	416,846
Build NYC Resource Corp., NY, (Academic Leadership Charter School), 4.00%, 6/15/29	100	99,258
Dutchess County Local Development Corp., NY, (Culinary Institute of America), 4.00%, 7/1/36	200	192,448
Dutchess County Local Development Corp., NY, (Marist College), 5.00%, 7/1/29	130	142,904
Monroe County Industrial Development Corp., NY, (Nazareth College of Rochester):
5.00%, 10/1/24	885	923,630
5.00%, 10/1/25	930	982,935
Monroe County Industrial Development Corp., NY, (True North Rochester Preparatory Charter School), 5.00%, 6/1/40(1)	165	168,379
Monroe County Industrial Development Corp., NY, (University of Rochester), 4.00%, 7/1/50	1,500	1,416,630
Schenectady County Capital Resource Corp., NY, (Union College), 5.25%, 7/1/52	370	401,761
St. Lawrence County Industrial Development Agency, NY, (Clarkson University):
5.00%, 9/1/29	90	98,702
5.00%, 9/1/34	125	135,061
5.00%, 9/1/35	125	134,769
Series 2021A, 5.00%, 9/1/30	50	54,953
Series 2021A, 5.00%, 9/1/31	90	98,906
Series 2021A, 5.00%, 9/1/32	70	76,278
Series 2021A, 5.00%, 9/1/33	100	108,313
Series 2021B, 5.00%, 9/1/30	225	247,291
Series 2021B, 5.00%, 9/1/31	260	285,730
Series 2021B, 5.00%, 9/1/32	200	217,936
Series 2021B, 5.00%, 9/1/33	225	243,704
Troy Capital Resource Corp., NY, (Rensselaer Polytechnic Institute), 5.00%, 9/1/35	1,000	1,071,630
Yonkers Economic Development Corp., NY, (Lamartine/Warburton, LLC - Charter School of Educational Excellence):
4.00%, 10/15/29	330	315,094
Security	Principal Amount (000's omitted)	Value
Education (continued)
Yonkers Economic Development Corp., NY, (Lamartine/Warburton, LLC - Charter School of Educational Excellence): (continued)
4.00%, 10/15/30	$410	$ 387,249
5.00%, 10/15/39	80	78,542
		$ 8,615,230
Electric Utilities — 2.6%
New York Power Authority, Green Bonds, 4.00%, 11/15/50	$1,835	$ 1,769,968
		$ 1,769,968
Escrowed/Prerefunded — 2.4%
Chautauqua County Capital Resource Corp., NY, (Jamestown Center City Development Corp.), Prerefunded to 11/1/24, 1.75%, 11/1/31	$1,650	$ 1,636,981
		$ 1,636,981
General Obligations — 1.3%
Puerto Rico:
0.00%, 7/1/24	$10	$ 9,070
0.00%, 7/1/33	38	21,471
4.00%, 7/1/33	30	27,215
4.00%, 7/1/35	27	23,919
4.00%, 7/1/37	23	20,286
5.25%, 7/1/23	17	16,849
5.625%, 7/1/27	33	34,826
5.625%, 7/1/29	207	222,832
5.75%, 7/1/31	31	34,191
Valley Stream, NY:
2.00%, 5/15/25	235	226,707
2.125%, 5/15/26	240	228,888
		$ 866,254
Hospital — 17.1%
Brookhaven Local Development Corp., NY, (Long Island Community Hospital), 5.00%, 10/1/31	$650	$ 701,409
Build NYC Resource Corp., NY, (New York Methodist Hospital), Escrowed to Maturity, 5.00%, 7/1/24	400	422,844
Dutchess County Local Development Corp., NY, (Nuvance Health), 5.00%, 7/1/24	140	145,491
Jefferson County Civic Facility Development Corp., NY, (Samaritan Medical Center):
4.00%, 11/1/28	1,390	1,382,355
4.00%, 11/1/29	1,110	1,088,133

Eaton Vance
New York Municipal Opportunities Fund
June 30, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Hospital (continued)
Nassau County Local Economic Assistance and Financing Corp., NY, (Catholic Health Services of Long Island), 5.00%, 7/1/22	$1,000	$ 1,000,000
Nassau County Local Economic Assistance Corp., NY, (Catholic Health Services of Long Island), 5.00%, 7/1/23	500	515,755
New York Dormitory Authority, (Catholic Health System Obligated Group):
5.00%, 7/1/30	625	641,456
5.00%, 7/1/32	640	636,531
New York Dormitory Authority, (Montefiore Obligated Group), 4.00%, 9/1/37	400	367,156
New York Dormitory Authority, (Northwell Health Obligated Group), 5.00%, 5/1/52	1,000	1,037,720
New York Dormitory Authority, (NYU Langone Hospitals Obligated Group), 4.00%, 7/1/50	1,000	945,970
New York Dormitory Authority, (Orange Regional Medical Center):
5.00%, 12/1/23(1)	400	414,268
5.00%, 12/1/24(1)	600	630,906
5.00%, 12/1/25(1)	500	529,260
Series 2017, 5.00%, 12/1/26(1)	500	541,375
Niagara Area Development Corp., NY, (Catholic Health System, Inc.), 5.00%, 7/1/52	500	466,990
		$11,467,619
Housing — 2.5%
New York City Housing Development Corp., NY, 0.90% to 1/1/26 (Put Date), 11/1/60	$1,000	$ 927,030
Westchester County Local Development Corp., NY, (Purchase Housing Corp. II):
5.00%, 6/1/24	165	169,549
5.00%, 6/1/25	170	176,409
5.00%, 6/1/26	170	177,710
5.00%, 6/1/27	240	252,439
		$ 1,703,137
Industrial Development Revenue — 7.3%
Build NYC Resource Corp., NY, (Pratt Paper (NY), Inc.), (AMT), 4.50%, 1/1/25(1)	$395	$ 400,988
Essex County Industrial Development Agency, NY, (International Paper Co.), (AMT), 2.10% to 10/1/24 (Put Date), 3/1/27	625	614,612
New York Energy Research and Development Authority, (Rochester Gas and Electric Corp.), 2.875% to 7/1/25 (Put Date), 5/15/32	1,155	1,167,428
Security	Principal Amount (000's omitted)	Value
Industrial Development Revenue (continued)
New York State Environmental Facilities Corp., (Casella Waste Systems, Inc.):
(AMT), 2.875% to 12/3/29 (Put Date), 12/1/44(1)	$250	$ 217,285
(AMT), 3.125% to 6/1/26 (Put Date), 12/1/44(1)	1,000	944,020
New York Transportation Development Corp., (Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D Redevelopment), (AMT), 4.00%, 10/1/30	1,000	972,520
Niagara Area Development Corp., NY, (Covanta), 3.50%, 11/1/24(1)	610	600,881
		$ 4,917,734
Insured - Electric Utilities — 5.8%
Long Island Power Authority, NY, Electric System Revenue, (AGC), 5.25%, 9/1/29	$255	$ 295,889
New York Power Authority, Green Transmission Revenue, (AGM), 5.00%, 11/15/28	1,300	1,487,330
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	2,050	2,093,829
		$ 3,877,048
Insured - General Obligations — 4.5%
Clinton County, NY, (AGM), (AMT), 3.50%, 6/1/27	$1,000	$ 1,024,890
East Ramapo Central School District, NY, (AGM), 4.00%, 12/15/27	355	376,463
Nassau County, NY, (AGM), 4.00%, 4/1/47	550	534,914
Oyster Bay, NY, (AGM), 5.00%, 8/1/26	1,000	1,096,410
		$ 3,032,677
Insured - Solid Waste — 1.5%
Onondaga County Resource Recovery Agency, NY:
(AGM), (AMT), 5.00%, 5/1/26	$150	$ 162,669
(AGM), (AMT), 5.00%, 5/1/28	740	810,270
		$ 972,939
Insured - Water and Sewer — 0.4%
Buffalo Municipal Water Finance Authority, NY:
(AGM), 5.00%, 7/1/29	$125	$ 137,250
(AGM), 5.00%, 7/1/31	140	153,608
		$ 290,858
Lease Revenue/Certificates of Participation — 0.8%
Hudson Yards Infrastructure Corp., NY, 5.00%, 2/15/42	$475	$ 507,832
		$ 507,832
Other Revenue — 4.6%
Albany Parking Authority, NY, 5.00%, 7/15/23	$700	$ 719,922

Eaton Vance
New York Municipal Opportunities Fund
June 30, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Other Revenue (continued)
New York City Cultural Resources Trust, NY, (Lincoln Center for the Performing Arts, Inc.), 5.00%, 12/1/32	$1,250	$ 1,422,275
New York State Urban Development Corp., Personal Income Tax Revenue, 4.00%, 3/15/48	1,000	964,010
		$ 3,106,207
Senior Living/Life Care — 10.5%
Brookhaven Local Development Corp., NY, (Jefferson's Ferry):
4.00%, 11/1/45	$300	$ 283,851
5.25%, 11/1/25	750	792,780
Broome County Local Development Corp., NY, (Good Shepherd Village at Endwell, Inc.), 3.50%, 7/1/25	455	448,271
Buffalo and Erie County Industrial Land Development Corp., NY, (Orchard Park CCRC, Inc.), 5.00%, 11/15/23	1,455	1,490,531
Suffolk County Economic Development Corp., NY, (Peconic Landing at Southold, Inc.), 5.00%, 12/1/34	1,000	1,048,470
Tompkins County Development Corp., (Kendal at Ithaca, Inc.), Escrowed to Maturity, 3.25%, 7/1/22	120	120,000
Westchester County Local Development Corp., NY, (Kendal on Hudson):
4.00%, 1/1/23	175	176,239
5.00%, 1/1/28	1,090	1,100,638
5.00%, 1/1/34	480	484,685
Westchester County Local Development Corp., NY, (Miriam Osborn Memorial Home Association):
5.00%, 7/1/24	460	480,856
5.00%, 7/1/25	260	275,990
5.00%, 7/1/26	290	311,330
		$ 7,013,641
Solid Waste — 0.9%
Onondaga County Resource Recovery Agency, NY, (AMT), 5.00%, 5/1/25	$540	$ 573,561
		$ 573,561
Special Tax Revenue — 11.2%
American Samoa Economic Development Authority, 5.00%, 9/1/38(1)	$300	$ 322,065
Nassau County Interim Finance Authority, NY, Sales Tax Revenue, 4.00%, 11/15/35	250	265,955
New York City Transitional Finance Authority, NY, Future Tax Revenue:
4.00%, 8/1/38(2)	1,000	1,000,771
4.00%, 11/1/38	475	474,943
5.00%, 5/1/42	440	468,464
Security	Principal Amount (000's omitted)	Value
Special Tax Revenue (continued)
New York Dormitory Authority, Sales Tax Revenue:
5.00%, 3/15/40	$1,000	$ 1,077,900
(AMT), 5.00%, 3/15/30	1,875	2,082,112
New York State Urban Development Corp., Personal Income Tax Revenue, 4.00%, 3/15/45	750	726,150
New York State Urban Development Corp., Sales Tax Revenue, 5.00%, 3/15/39	1,000	1,088,090
		$ 7,506,450
Transportation — 10.6%
Albany County Airport Authority, NY, (AMT), 5.00%, 12/15/25	$500	$ 532,160
New York Thruway Authority, 5.00%, 1/1/51	200	209,612
New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment), (AMT), 5.00%, 7/1/41	1,000	1,024,020
New York Transportation Development Corp., (Terminal 4 John F. Kennedy International Airport):
4.00%, 12/1/42	200	186,020
(AMT), 4.00%, 12/1/40	50	46,189
Niagara Frontier Transportation Authority, NY, (Buffalo Niagara International Airport):
(AMT), 5.00%, 4/1/24	795	829,185
(AMT), 5.00%, 4/1/28	520	562,624
(AMT), 5.00%, 4/1/29	275	298,433
(AMT), 5.00%, 4/1/30	455	489,862
Port Authority of New York and New Jersey, (AMT), 5.00%, 10/15/35	740	784,200
Triborough Bridge and Tunnel Authority, NY:
5.00%, 5/15/26(2)	1,000	1,092,300
5.00%, 11/15/51	1,000	1,076,510
		$ 7,131,115
Water and Sewer — 1.6%
New York City Municipal Water Finance Authority, NY, (Water and Sewer System):
5.00%, 6/15/45	$325	$ 348,800
(SPA: State Street Bank and Trust Company), 0.65%, 6/15/45(3)	700	700,000
		$ 1,048,800
Total Tax-Exempt Municipal Obligations (identified cost $68,410,192)		$66,158,157

Eaton Vance
New York Municipal Opportunities Fund
June 30, 2022
Portfolio of Investments (Unaudited) — continued

Taxable Municipal Obligations — 3.3%
Security	Principal Amount (000's omitted)	Value
Education — 1.4%
New York Dormitory Authority, (State University of New York), 1.366%, 7/1/25	$1,000	$ 935,130
		$ 935,130
General Obligations — 1.4%
New York, NY, 1.50%, 8/1/28	$1,000	$ 868,970
Puerto Rico, GO Contingent Value Instrument, 0.00%, 11/1/43	148	73,778
		$ 942,748
Special Tax Revenue — 0.5%
New York Dormitory Authority, Personal Income Tax Revenue, 1.538%, 3/15/27	$415	$ 375,031
		$ 375,031
Total Taxable Municipal Obligations (identified cost $2,452,129)		$ 2,252,909

Miscellaneous — 0.3%
Security	Units	Value
Other Revenue — 0.3%
CMS Liquidating Trust(1)(4)(5)	150	$ 192,658
Total Miscellaneous (identified cost $480,000)		$ 192,658
Total Investments — 102.2% (identified cost $71,342,321)		$68,603,724
Other Assets, Less Liabilities — (2.2)%		$(1,497,682)
Net Assets — 100.0%		$67,106,042

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At June 30, 2022, the aggregate value of these securities is $4,962,085 or 7.4% of the Fund's net assets.
(2)	When-issued/delayed delivery security.
(3)	Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at June 30, 2022.
(4)	For fair value measurement disclosure purposes, security is categorized as Level 3.
(5)	Non-income producing security.
The Fund invests primarily in debt securities issued by New York municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At June 30, 2022, 11.9% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.4% to 8.4% of total investments.
Abbreviations:
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
NPFG	– National Public Finance Guarantee Corp.

The Fund did not have any open derivative instruments at June 30, 2022.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)

Eaton Vance
New York Municipal Opportunities Fund
June 30, 2022
Portfolio of Investments (Unaudited) — continued

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At June 30, 2022, the hierarchy of inputs used in valuing the Fund's investments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3*	Total
Tax-Exempt Municipal Obligations	$ —	$66,158,157	$ —	$66,158,157
Taxable Municipal Obligations	—	2,252,909	—	2,252,909
Miscellaneous	—	—	192,658	192,658
Total Investments	$ —	$68,411,066	$192,658	$68,603,724
*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended June 30, 2022 is not presented.
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements included in its semiannual or annual report to shareholders.